Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2021	May 04, 2021	Dec. 31, 2020	May 04, 2020	Apr. 25, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Debt Instrument, Face Amount				$ 460,000	$ 460,000
Notes Payable	$ 460,406		$ 899,977			$ 199,278
PPP Loan [Member]
Commitments and Contingencies (Details) [Line Items]
Debt Instrument, Face Amount		$ 460,000		$ 460,406	$ 460,000
Notes Payable	$ 460,406